ACCUMULATED DEFICIT (Tables)	12 Months Ended
Dec. 31, 2015
ACCUMULATED DEFICIT [Abstract]
Schedule of Accumulated Deficit
	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

PRC statutory reserved funds	33,754	29,486	4,552
Unreserved accumulated deficit	(45,124)	(364,849)	(56,323)

	(11,370)	(335,363)	(51,771)